Summary of Significant Accounting Policies - Schedule of Types of Goods (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Revenue	$ 37,981,619	$ 45,343,698
Self-Manufactured Products [Member]
Disaggregation of Revenue [Line Items]
Revenue	18,392,949	20,693,991
Resales of Sourced Disposable Medical Devices from Third Party Manufacturers [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 19,588,670	$ 24,649,707